Exploration and evaluation	12 Months Ended
Dec. 31, 2022
Disclosure of Exploration and evaluation assets [Abstract]
Exploration and evaluation [Text Block]

13.Exploration and evaluation

	2022	2021
	$	$
Net book value - January 1	3,635	42,519
Acquisition of Tintic by Osisko Development (Note 31)	38,508	-
Additions	4,519	3,784
Impairment (i)	-	(42,668)
Other adjustments	(417)	-
Currency translation adjustments	3,138	-
Deconsolidation of Osisko Development (Note 31)	(49,383)	-
Net book value - December 31	-	3,635
Closing balance
Cost	-	104,492
Accumulated impairments	-	(100,857)
Net book value	-	3,635
(i)In 2021, Osisko Development incurred an impairment charge of $42.7 million ($34.6 million, net of income taxes) on exploration and evaluation properties, including the James Bay properties and the Coulon zinc project in Canada. Osisko Development determined that further exploration and evaluation expenditures were no longer planned in the near term on these properties and that the carrying amount of these assets was unlikely to be recovered from a sale of these properties at the time. As a result, these properties were written down to zero on December 31, 2021.